Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events

NOTE 10: SUBSEQUENT EVENTS

Myriad Software Productions, LLC Acquisition

In January 2018 the Company acquired substantially all of the assets of Myriad Software Productions, LLC (“Myriad”), which was wholly owned by Mr. Remillard. Those assets were comprised of the software program known as ClassiDocs, and all intellectual property and goodwill associated therewith. This acquisition changed the Company’s status to no longer being a “shell” under applicable securities rules. In consideration for the acquisition, the Company agreed to a purchase price of $1,500,000 comprised of the following: $50,000 paid at closing, (ii) $250,000 in the form of a promissory note, and (iii) $1,200,000 in shares of common stock, valued as of the closing, which equated to 1,200,000,000 shares of Company common stock.

As the transaction was a business combination among entities under common control, the Company recorded the assets and liabilities of Myriad at carrying value, as though the transaction occurred at the beginning of the applicable period, or January 1, 2018. The following table summarizes the carrying value of the assets acquired and liabilities assumed as of January 1, 2018:

Carrying value of operating assets acquired:
Cash	$4,478

Carrying value of liabilities assumed:
Accounts payable	116,039

Net carrying value acquired	$(111,561)

Data443 Risk Mitigation, Inc. Acquisition

During June 2018, the Company acquired Data443 through a share exchange whereby the outstanding common stock in Data443, which was wholly owned by Mr. Remillard, was exchanged for shares of common stock of the Company. The total consideration issued for the acquisition of Data443 was as follows:

(a)	100,000,000 shares of Company common stock, and

(b)	On the 18-month anniversary of the closing of the share exchange (the “Earn Out Date”), an additional 100,000,000 shares of Company common stock (the “Earn Out Shares”) provided that Data443 has at least an additional $1,000,000 in revenue by the Earn Out Date (not including revenue directly from acquisitions).

None of the shares of common stock to be issued to Mr. Remillard under the share exchange have been issued.

As the transaction was a business combination among entities under common control, the Company recorded the assets and liabilities of Data443 at carrying value, as though the transaction occurred at the beginning of the applicable period, or January 1, 2018. The following table summarizes the carrying value of the liabilities assumed as of January 1, 2018:

Carrying value of liabilities assumed:
Accounts payable	$17,993

Net carrying value acquired	$(17,993)

Equity Purchase Agreement

On or about February 5, 2018, the Company entered into the EPA with Blue Citi, under which Blue Citi could purchase up to $10,000,000 of the Company’s common stock over a period of time terminating on the earlier of, (i) 24 months from the date on which the EPA was executed, or (ii) the date on which Blue Citi purchased the aggregate maximum purchase price of $10,000,000 pursuant to the EPA. The purchase price for the Company’s shares of common stock to be paid by Blue Citi was 85% of the price of Company shares traded on the principal market of the Company’s common stock pursuant to a specific time period and formula in the EPA.

Additionally, in connection with the EPA, the Company agreed to a $100,000 commitment fee (the “Commitment Fee”), payable in common shares which equated to 28,571,429 shares of Company common stock (the “Commitment Shares”).

During September 2018, in connection with the Convertible Note Amendment (note 5), the Company and Blue Citi agreed to terminate the EPA.

Consulting Agreements

During 2018, through Data443, the Company has signed consulting contracts with a team of consultants and advisors, of which, four provide senior leadership to the Company in corporate development, technology development, finance, operations, and sales and marketing, with the others providing services in administration, marketing, sales, and engineering. Additionally, the Company engages junior- and mid-level engineering consultants on a project-by-project basis to further develop technology and to implement services for prospective clients. Collectively, the team is paid approximately $200,000 each quarter. Additionally, the Company has granted stock and stock options to some of these consultants and advisors as part of their compensation and/or in lieu of cash to reduce cash outlays. Stock and stock option grants are awarded selectively to consultants upon their start dates, and every quarter thereafter, during the term of their engagement, at a fixed dollar amount. Each stock and stock option grant is irrevocable, and some stock grants include registration rights; however, each stock and stock option grant is restricted until the one-year anniversary from the date of each respective grant.

Convertible Notes Payable

During 2018, the following convertible notes payable were issued:

1.	Non-interest bearing convertible note held by Blue Citi LLC (“Blue Citi”) for the original principal of $125,000, payable on demand and convertible at the option of the holder into common shares at the conversion price of $0.00005 per share. The outstanding principal for the convertible note was $100,000 and $125,000 as of September 30, 2018 and December 31, 2017. During the nine-month period ending September 30, 2018, Blue Citi converted $25,000 of this convertible note into 500,000,000 shares of common stock. During the period of October 01, 2018 to December 20, 2018, Blue Citi converted an additional $25,000 of this convertible note into 500,000,000 shares of common stock.

2.	Convertible note held by Blue Citi for a total principal of $829,680 (the “Consolidated Note”). The Consolidated Note (i) accrues interest at the rate of 8% per annum; (ii) can be converted into shares of our common stock at a 10% discount to the lowest trading price during the ten consecutive trading days immediately preceding the date of conversion (40% discount upon an event of default under the note), and (iii) is due and payable upon the 18-month anniversary of its issuance.

During September 2018, the Consolidated Note was issued to Blue Citi in connection with a restructuring (the “Convertible Note Restructuring”) of previously outstanding convertible notes with Blue Citi. Immediately prior to the issuance of this note, various convertible notes totaling $810,000, which had been issued between February and September 2018, were outstanding with Blue Citi, along with associated accrued interest total $19,680. Those notes (i) accrued interest at the rate of 8% per annum; (ii) could be converted into shares of the Company’s common stock at a 25% discount to the lowest trading price during the ten consecutive trading days immediately preceding the date of conversion (50% discount upon an event of default under the note), and (iii) were due and payable upon the 12-month or 18-month anniversary of their issuance.

3.	Blue Citi loaned an additional $175,000 to the Company during the period of October 01, 2018 to December 20, 2018. This amount was added to the principal balance of the Consolidated Note and is subject to the same terms and conditions therein.

4.	On October 12, 2018, the Company issued to AFT Funding Corp. the Company’s promissory note in the amount of $110,000 in exchange for $100,000 in net proceeds. The note provides for a maturity date of July 16, 2019; 8% interest; and, the right of the holder to convert all amounts due into shares of the Company’s common stock at a price equal to 70% of the lesser of (i) the lowest price for our common stock during the 20-days preceding the conversion; or, (ii) the lowest price for our common stock for the 20-days preceding the issuance of the note.

5.	On October 23, 2018, the Company issued to Smea2z LLC the Company’s promissory note in the amount of $220,000 in exchange for $200,000 in net proceeds. The note provides for a maturity date of July 23, 2019; 8% interest; and, the right of the holder to convert all amounts due into shares of the Company’s common stock at a price equal to 70% of the lesser of (i) the lowest price for our common stock during the 20-days preceding the conversion; or, (ii) the lowest price for our common stock for the 20-days preceding the issuance of the note. The issuance of the note was exempt under Section 4(a)(2) of the Securities Act.

Each of these convertible notes (collectively the “Convertible Notes”) contains an embedded conversion feature that the Company has determined is a derivative requiring bifurcation.

Stock Purchases

During 2018, the Company issued shares of its common stock in the following transactions:

On December 20, 2018 the Company issued a total of 252,016,130 restricted shares of its common stock for subscriptions of $500,000. The Company received the entire amount of the proceeds. In connection with the issuance of the shares, the Company also issued to the subscribers warrants to acquire a total of 50,403,226 shares of our common stock at a strike price of $0,003 per share, with a cashless exercise feature and a five (5) year term.

Stock Options and Restricted Stock

During 2018, the Company granted options to purchase common stock and restricted stock awards to certain consultants and advisors as consideration for services rendered. The terms of the stock option grants and awards of restricted stock are determined by the Company’s Board of Directors. The Company’s stock options and awards of restricted stock generally vest over a period of one year and have a maximum term of ten years. As of November 16, 2018 approximately 207,970,754 options and approximately 151,844,997 shares of restricted stock had been granted.

Other Items

On or about July 29, 2018, the Company entered into a letter of intent to acquire from Modevity, LLC (“Modevity”), an enterprise cloud-based data storage, protection, and workflow automation platform known as ARALOC™. Included as part of the proposed purchase, the Company would also acquire all technology, sales assets, and customers of Modevity. The total consideration for this agreement includes a deposit of $50,000 which was made in July 2018, and (i) an additional $150,000, payable at closing, (ii) $750,000, in the form of a 10-month promissory note, and (iii) 164,533,821 shares of Company common stock.

On or about 22 October 2018 we closed on the acquisition with Modevity. We paid Modevity (i) $200,000 in cash; (ii) $750,000, in the form of our 10-month promissory note; and, (iii) 164,533,821 shares of our common stock.

The Company has evaluated subsequent events through January 10, 2019, the date at which the financial statements were available for issuance.

LandStar Inc. and Subsidiaries [Member]
Subsequent Events

NOTE 9: SUBSEQUENT EVENTS

During October and November 2018, the Company converted $25,000 of an existing promissory note into 500,000,000 shares of common stock.

During October 2018, the Company amended an existing convertible note with Blue Citi to increase the outstanding principal from $829,680 to $1,004,680. Otherwise, there was no change to the existing terms of this convertible note.

During October 2018, the Company issued a convertible promissory note to AFT Funding Corp. totaling $110,000 in exchange for net proceeds of $100,000. The note (i) accrues interest at the rate of 8% per annum; (ii) is scheduled to mature in July 2019; and (iii) can be converted into shares of our common stock at a 30% discount to (a) the lowest trading price during the 20 consecutive trading days immediately preceding the date of conversion or (b) the lowest price of our common stock during the 20 consecutive trading days preceding the issuance of the note. (40% discount upon an event of default under the note), and (iii) is due and payable upon the 18-month anniversary of its issuance. The note can be converted at any time in the discretion of the holder. The embedded conversion feature in this note creates a BCF for which the value has not yet been determined as of the date of these condensed consolidated financial statements.

During October 2018, the Company issued a convertible promissory note to Smea2z LLC totaling $220,000 in exchange for net proceeds of $200,000. The note (i) accrues interest at the rate of 8% per annum; (ii) is scheduled to mature in July 2019; and (iii) can be converted into shares of our common stock at a 30% discount to (a) the lowest trading price during the 20 consecutive trading days immediately preceding the date of conversion or (b) the lowest price of our common stock during the 20 consecutive trading days preceding the issuance of the note. (40% discount upon an event of default under the note), and (iii) is due and payable upon the 18-month anniversary of its issuance. The note can be converted at any time in the discretion of the holder. The embedded conversion feature in this note creates a BCF for which the value has not yet been determined as of the date of these condensed consolidated financial statements.

During December 2018, the Company issued 252,016,130 share of common stock at price of approximately $0.002 per share for net proceeds of $500,000. In connection with the issuance of the common stock, the subscribers received warrants to purchase an additional 50,403,226 shares of common stock at a price of $0.003 per share. The warrants have a five year term and cashless exercise is permitted.

The Company has evaluated subsequent events through January 10, 2019, the date at which the condensed financial statements were available for issuance.